SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares
Anti-dilutive securities not included in net loss per share calculations for the years presented include:

	December 31,
Potentially dilutive securities:	2013	2012
Convertible debt and accrued interest	10,751,345	10,775,363
Liability of shares to be issued	3,330,000	2,300,000
Convertible Preferred stock	49,713,545	37,929,545
Outstanding time-based warrants	19,323,406	18,190,906